Financial Instruments - Schedule of Carrying values and estimated fair values of financial instruments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Fair Value Disclosures [Abstract]
Cash and cash equivalents, carrying amount	$ 128,851	$ 160,475	$ 244,497
Cash and cash equivalents, fair value	128,851	160,475
Restricted cash, carrying amount	10,059	11,296	$ 12,055
Restricted cash, fair value	10,059	11,296
Margin deposits, carrying amount	5,936	6,153
Margin deposits, fair value	5,936	6,153
Long-term receivables, carrying amount	35,570	27,294
Long-term receivables, fair value	35,570	27,294
Financial liability, carrying amount	(4,683)	(5,148)
Financial liability, fair value	(4,683)	(5,148)
Debt, carrying amount	(1,423,296)	(1,509,794)
Debt, fair value	$ (1,423,296)	$ (1,509,794)